Temporary Equity and Stockholders' Deficiency - Schedule of Fair Value Assumption of Warrants (Details) (10-K)	Dec. 31, 2018
Risk Free Interest Rate [Member]
Warrants, measurement input, percentages	0.0192
Expected Term [Member]
Fair value assumptions, measurement input, term	5 years
Expected Volatility [Member]
Warrants, measurement input, percentages	0.440
Expected Dividend [Member]
Warrants, measurement input, percentages	0.000
Forfeiture Rate[Member]
Warrants, measurement input, percentages	0.050